Investment Securities - Contractual Maturities (Details 4) $ in Millions	Mar. 31, 2016 USD ($)
Fair Value
Due in 1 year or less	$ 83
Due after 1 year through 5 years	214
Due after 5 years through 10 years	61
Due after 10 years	118
Mortgage-backed, asset-backed, and collateralized securities	135
Total	611
Amortized Cost
Due in 1 year or less	83
Due after 1 year through 5 years	213
Due after 5 years through 10 years	60
Due after 10 years	121
Mortgage-backed, asset-backed, and collateralized securities	135
Total	$ 612